INTANGIBLE ASSETS	9 Months Ended
Sep. 30, 2012
Intangible Assets, Net (Excluding Goodwill) [Abstract]
INTANGIBLE ASSETS
INTANGIBLE ASSETS

As of September 30, 2012 and December 31, 2011, the Company's intangible assets consisted of the following (in thousands):

	September 30, 2012	December 31, 2011
Customer relationship intangible assets	$1,139,319	$1,139,319
Trade name	41,000	41,000
Customer portfolios and related assets	14,096	3,567
	1,194,415	1,183,886

Less accumulated amortization on:
Customer relationship intangible assets	354,973	267,108
Customer portfolios and related assets	2,441	580
	357,414	267,688
	$837,001	$916,198

Amortization expense on intangible assets for the three months ended September 30, 2012 and 2011 was $30.2 million and $31.2 million, respectively. Amortization expense on intangible assets for the nine months ended September 30, 2012 and 2011 was $89.8 million and $93.5 million, respectively.

The estimated amortization expense of intangible assets for the next five years is as follows (in thousands):

2013	$114,239
2014	109,671
2015	106,117
2016	103,399
2017	100,368